                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                  July 22, 2008

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jim O'Connor

    RE:  Delaware Group Foundation Funds (the "Registrant")
         File Nos. 811-08457; 333-38801

Dear Sir or Madam:

     On  behalf  of the  Registrant,  and  pursuant  to Rule  485(a)  under  the
Securities  Act of 1933,  as amended (the "1933 Act"),  please find  transmitted herewith for electronic filing via the EDGAR system Post-Effective Amendment No.
26 (the  "Amendment") to the Registrant's  Registration  Statement on Form N-1A.
The  Registrant is filing this  Amendment for the purpose of  restructuring  the
Registrant  to  replace  the fund of funds  structure  with a direct  investment structure.

     Prior to the effective  date of the Amendment,  the  Registrant  intends to file definitive  materials,  pursuant to Rule 497(c) under the 1933 Act, for the purposes  of  responding  to any  comments  conveyed  by the  staff  of the U.S.
Securities and Exchange Commission on the Amendment.

     As noted on the facing sheet, this Amendment relates only to the Funds, and the Amendment does not affect the information in the  prospectuses and statement of additional information regarding the Registrant's other series.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                                          Sincerely,

                                          /s/ Jonathan M. Kopcsik
                                          Jonathan M. Kopcsik, Esq.

cc:      David F. Connor, Esq.
         Bruce G. Leto, Esq.
         Michael D. Mabry, Esq.